Employee Benefits (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average duration of short term employee benefit obligations	12 months
CHILE
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	7.35%	6.34%
ARGENTINA
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	214.08%	111.68%